Putnam Investments, LLC
                                          One Post Office Square
                                          Boston, MA 02109
                                          September 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333- 515) (811-7513) (the "Trust")
    Putnam Growth Fund and Putnam U.S. Core Fund Post-Effective Amendment No. 45 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 45 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 30, 2001.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                        Very truly yours,

                                        Putnam Growth Fund
                                        Putnam U.S. Core Fund

                                        /s/ Gordon H. Silver
                                   By:  -------------------------
                                        Gordon H. Silver
                                        Vice President

cc: Greg Pusch, Esq.